Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt - Principal payments
Current portion of long term debt	$ 101,007	$ 173,958
Long term debt, net	685,819	575,137
Long-term Debt
Long-term Debt - Principal payments
December 31, 2019	101,007
December 31, 2020	129,395
December 31, 2021	101,380
December 31, 2022	115,544
December 31, 2023	293,802
December 31, 2024 and thereafter	56,695
Total Long term debt	797,823
Unamortized debt issuance costs	10,997	$ 7,119
Total Long term debt, net	786,826
Current portion of long term debt	101,007
Long term debt, net	$ 685,819